N-4	Nov. 21, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Nov. 21, 2024
Amendment Flag	false
C000002713 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA Global Bond Portfolio
C000125332 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA Global Moderate Allocation Portfolio
C000002702 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA International Small Portfolio
C000002703 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA International Value Portfolio
C000002705 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA Short-Term Fixed Portfolio
C000002712 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA U.S. Large Value Portfolio
C000002704 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA U.S. Targeted Value Portfolio